WRITEOFF OF PAYABLES RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT (Details Narrative)	Jan. 31, 2017 USD ($)
WRITEOFF OF PAYABLES RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONME (Details)
Write off other liabilities	$ 823,166